SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 13:-   SHAREHOLDERS’ EQUITY

a.	Treasury stock:

During the year ended December 31, 2014, the Company’s Board of Directors approved a share repurchase program to repurchase up to $3,000 of its ordinary shares (the “Share Repurchase Program”), which is the amount that the Company could repurchase under Israeli law without further approval from an Israeli court. During the seven years ended December 31, 2020, the Company received Israeli court approvals to purchase up to an additional $176,000 of its ordinary shares. In addition, in each of January 2021, July 2021 and December 2021, the Company received court approval to purchase up to an additional $30,000, $35,000 and $35,000, respectively of its ordinary shares (the “Permitted Amount”). The most recent court approvals also permit the Company to declare a dividend of any part of the Permitted Amount during the approved validity period. The current approval is valid through June 19, 2022.

As of December 31, 2021, pursuant to the Company’s Share Repurchase Program, the Company had repurchased a total of 30,796,692 of its ordinary shares at a total cost of $179,641 (of which 1,325,078 of its ordinary shares were repurchased during the year ended December 31,2021 for aggregate consideration of $41,852).

As to ordinary shares repurchased subsequent to December 31, 2021, see Note 19.

b.	Cash Dividends:

On February 4, 2021, the Company declared a cash dividend of $0.16 per share. The dividend, in the aggregate amount of approximately $5.3 million, was paid on March 4, 2021 to all of the Company’s shareholders of record on February 18, 2021.

On July 27, 2021, the Company declared a cash dividend of $0.17 per share. The dividend, in the aggregate amount of approximately $5.6 million, was paid on August 26, 2021 to all of the Company’s shareholders of record on August 11, 2021. See also Note 19.

As to cash dividend declared and paid subsequent to December 31, 2021, see Note 19.

c.	Issuance of ordinary shares in a public offering:

On June 8, 2020, the Company sold in a public offering 2,600,000 of its ordinary shares, at a price of $35 per share. The Company’s net proceeds from this offering were $85,426, after deducting underwriters’ discounts and commissions and other offering expenses.

d.	Employee and Non-Employee Share Option Plan:

In 2008, the Company’s Board of Directors approved the 2008 Equity Incentive Plan (the “Plan”) that became effective in January 2009. Under the Plan, options and RSUs may be granted to employees, officers, non-employee consultants and directors of the Company. As of December 31, 2021, the total number of shares authorized for future grant under the Plan is 787,785.

Options granted under the Plan expire seven years from the date of grant and any options that are forfeited or cancelled before expiration become available for future grants.

NOTE 13:-   SHAREHOLDERS’ EQUITY (Cont.)

The following is a summary of the Company’s stock option activity and related information for the year ended December 31, 2021:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Amount	exercise	term (in	intrinsic
	of options	price	years)	value
Options outstanding at beginning of year	914,915	$8.19	3.5	$17,709
Changes during the year:
Granted	3,000	$30.76
Exercised	(348,106)	$7.01
Forfeited	(18,000)	$13.77

Options outstanding at end of year	551,809	$8.88	2.91	$14,268

Options exercisable at end of year	396,422	$7.17	2.36	$10,928

The weighted average grant-date fair value of options granted during the years ended December 31, 2021, 2020 and 2019 was $10.64, $8.55 and $6.63, per option, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing share price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company’s ordinary shares.

Total intrinsic value of options exercised for the years ended December 31, 2021, 2020 and 2019 was $9,281, $10,633 and $9,352, respectively.

The options for employees outstanding as of December 31, 2021 have been separated into ranges of exercise prices, as follows:

	Number of	Weighted		Number of
	options	average		options	Weighted
	outstanding	remaining	Weighted	exercisable	average
Range of	as of	contractual	average	as of	exercise price
exercise	December 31,	life (in	exercise	December 31,	of exercisable
price	2021	years)	price	2021	options
$3.54-4.35	146,650	0.99	$4.02	146,650	$4.02
$5.00-6.90	104,668	2.24	$6.85	102,793	$6.86
$7.08-10.66	147,741	3.55	$8.61	103,172	$8.78
$11.52-30.76	152,750	4.61	$15.21	43,807	$14.69

	551,809	2.91	$8.88	396,422	$7.17

NOTE 13:-   SHAREHOLDERS’ EQUITY (Cont.)

The following is a summary of the Company’s RSU activity and related information for the year ended December 31, 2021:

		Weighted
	Number of	average grant
	shares	date fair value
RSUs outstanding at beginning of year	1,072,471	$20.88
Changes during the year:
Granted	633,333	$31.96
Vested	(457,373)	$17.85
Forfeited	(45,000)	$27.70

RSUs outstanding at end of year	1,203,431	$27.60

As of December 31, 2021, there was a total of $19,788 unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 3.11 years.